Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 09, 2018
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	May 09, 2018
Document Effective Date	May 09, 2018
Prospectus Date	May 09, 2018
Salt truBeta™ High Exposure ETF | Salt truBeta High Exposure ETF
Prospectus:
Trading Symbol	SLT